ORDINARY SHARES	12 Months Ended
Dec. 31, 2016
ORDINARY SHARES [Abstract]
ORDINARY SHARES
16. ORDINARY SHARES

Upon completion of the Company’s initial public offering (“IPO”) in August 2010, 250,000 American depositary shares (“ADSs”) were issued through the IPO, and the selling shareholders offered an additional 105,907 ADSs. Each ADS represents two Class A Ordinary Shares, par value US$ 0.003 per share. 2,691,863 Class B Ordinary Shares were issued upon conversion of all convertible preferred shares at a par value of US$ 0.003 per share.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for the following:

(i)	Each Class A Ordinary Share is entitled to one vote, and each Class B Ordinary Share is entitled to ten votes and is convertible to one Class A Ordinary Share at any time; and

(ii)	Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.

Upon any sale, pledge, transfer, assignment or disposition of Class B Ordinary Shares by a holder thereof to any person or entity which is not an affiliate of such holder or an affiliate of the Company, such Class B Ordinary Shares shall be automatically and immediately converted into an equal number of Class A Ordinary Shares without payment of additional consideration.

On June 3, 2013, the Company consummated the transactions provided for in a share purchase agreement dated April 28, 2013, an amendment to share purchase agreement as of May 24, 2013 and a supplementary agreement dated May 31, 2013 (collectively “SummitView SPA”), between the Company and SummitView, regarding the issuance and sale of 1,026,705 Class A Ordinary Shares of the Company to SummitView for a total purchase consideration of approximately RMB 128,035 (US$  21,000) and the Company has received approximately RMB 60,969 (US$  10,000) with RMB 67,066 (US$  11,000) outstanding by the end of 2013.

On May 5, 2014, 537,797 Class A Ordinary Shares was surrendered to the Company by SummitView and the related consideration receivable amounting to RMB 67,066 (US$ 11,000) was reversed accordingly.

On September 5, 2014, RMB 224,517 (US$ 36,692) of the convertible loan was converted into ordinary shares by CEIHL and SummitView, and the total 25,182,076 converted shares were issued. At the same date, CEIHL transferred 5,678,963 shares to New Flourish according to the Assignment Agreement. After that, CEIHL became the registered holder of 16,716,954 Class A Ordinary Shares, and SummitView became the registered holder of 2,786,159 Class A Ordinary Shares, while New Flourish became the registered holder of 5,678,963 Class A Ordinary Shares.

As of December 31, 2014, there were 27,552,058 and 2,984,775 Class A and Class B Ordinary Shares issued and outstanding, respectively.

On October 14, 2014, the Board of Directors granted the restricted stock to each member of the Board who is not an employee of the Group. The number of shares of restricted stock subject to each award was 135,227, which was determined by dividing US$ 200 by the Cayman Court approved price US$ 1.480 per share of the Group’s ordinary shares on May 14, 2014. Total numbers of shares of restricted stock were 811,359. The awards shall vest at a rate of 1/36 per month on the 14th day of each month during the first three anniversaries of May 14, 2014, subject to continued service on the Board. During 2015 and 2016, 270,453 and 225,377 shares of restricted stock were vested respectively, with 424,459 and 225,377 of the vested shares separately issued to the board members in 2015 and 2016.

On January 21, 2015, Spin-Rich Ltd., a British Virgin Islands company that is wholly owned by Dr. Jin Huang, converted all of its 420,000 Class B Ordinary Shares into Class A Ordinary Shares on a one for one basis. Prior to the conversion, the holders of Class A Ordinary Shares and Class B Ordinary Shares voted together on all matters submitted to a vote and each Class B Ordinary Share was entitled to ten (10) votes. As an affiliate of Spin-Rich, Ltd., upon the conversion of Spin-Rich, Ltd.’s Class B Ordinary Shares, Dr. Huang’s ownership of Class B Ordinary Shares was reduced below 5%. As a result, in accordance with the Company’s Memorandum & Articles of Association, all of the outstanding Class B Ordinary Shares held by shareholders other than Spin-Rich, Ltd., were automatically converted into Class A Ordinary shares on a one-for-one basis. As a result, the Company only has Class A Ordinary Shares issued and outstanding.

On March 5, 2015, CEIHL and Baring converted US$ 6,308 and US$ 5,000 of the convertible loan and became the registered holder of 4,457,854 and 2,786,159 Class A Ordinary Shares, respectively.

On May 18, 2015, the Board of Directors granted the restricted stock 86,473 shares to existing employees whose old options have expired by their terms. All restricted stock subject to this award shall fully vest as of May 18, 2015. During 2015 and 2016, 59,872 and 6,666 of the vested shares were issued respectively to existing employees whose old options have been expired.

On May 18, 2015, the Board of Directors granted the restricted stock 510,000 shares to employees and new hires. Twenty-five percent of the awards shall vest on the one year anniversary of the vesting commence date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participant's continuing service through each vesting date. During 2015 and 2016, nil and 201,875 shares of restricted stock were vested and issued respectively.

On September 4, 2015, the Company completed a 1-for-30 Reverse Stock Split of its issued and outstanding Class A Ordinary Shares and ADSs. The ratio of ADS to Class A Ordinary Shares remained the same: one to two.

On November 8, 2015, 4,708,415 of the Company’s Class A Ordinary shares were converted to Class C Ordinary shares, which have super-majority voting rights. The Class C Shares are entitled to ten votes on all matters subject to vote at general meetings of the Company.

As of December 31, 2015, there were 33,556,762 and 4,708,415 Class A and Class C Ordinary Shares issued and outstanding, respectively.

All shares outstanding for all periods reflect the Company’s 1-for-30 reverse stock split, which was effective on September 4, 2015.

As of December 31, 2016, there were 33,990,680 and 4,708,415 Class A and Class C Ordinary Shares issued and outstanding, respectively.